This Canadian Private Placement Memorandum (including the documents incorporated by reference) constitutes an offering of the securities described herein only in those jurisdictions and to those persons to whom they may be lawfully offered for sale, and therein only by persons permitted to sell such securities. This document is not, and under no circumstances is to be construed as, an advertisement or a public offering of the securities described herein in Canada. No securities commission or similar authority in Canada has reviewed or in any way passed upon this document or the merits of the securities described herein, and any representation to the contrary is an offence.

                       AFL - CIO HOUSING INVESTMENT TRUST
               (a District of Columbia Common Law Business Trust)

                      Private Placement of Units in Canada

The Offering

The units offered hereby are part of an offering of units ("Units") by AFL-CIO Housing Investment Trust (the "Trust"), a District of Columbia common law business trust. Attached hereto and forming part of this document is the Prospectus of the Trust dated April 29, 2008 in respect of the offer for sale of the Units (collectively, the "Canadian Private Placement Memorandum"). The Prospectus was created for use in the United States and contains terms as they would commonly be understood to a United States audience. As such, references to, for example, dollars, laws, governmental agencies, and governmental entities should be understood to refer to United States dollars, laws, governmental agencies, and governmental entities, unless explicitly stated otherwise.

Purchases in Canadian Dollars

The Prospectus describes the purchase of Units in the Trust in United States dollars. Purchase orders remitted with payment to the Trust's transfer agent in Canadian dollars may result in delays due to currency conversion. Because Units may only be purchased in United States dollars as of the last business day of each month, currency conversion could result in delaying the investment date until the next month-end. Currency conversion by the transfer agent may also result in a delay in placing payment amounts in interest bearing accounts pending purchase and in charges and currency conversion rates as determined by the policies of our transfer agent.

Resale Restrictions

The distribution of the Units in Canada is being made on a private placement basis exempt from the requirement that the Trust prepare and file a prospectus with the appropriate Canadian securities regulatory authorities. As explained in more detail in the Prospectus, the Trust currently accepts and satisfies redemption requests on a monthly basis. Purchasers of Units may not sell, resell or transfer their Units to anyone other than the Trust and may not pledge their Units.

Representations and Agreement by Purchasers

Each purchaser of Units in Canada will, in such purchaser's Participation Form and Canadian Investor Application, be required to represent to the Trust, that, among other things:

      (a) the purchaser is purchasing, or is deemed to be purchasing, as principal and not as agent;

      (b)   either:

            (i) the purchaser is resident in one of the provinces of Canada and the purchaser:

                  (A)   is an  "accredited  investor"  as  defined  in  National
                        Instrument   45-106  --  Prospectus   and   Registration
                        Exemptions ("NI 45-106"); and

                  (B) is not a person created and or being used solely to purchase or hold securities as an accredited investor as described in paragraph (m) of the definition of "accredited investor" in section 1.1 of NI 45-106; or

            (ii) the purchaser is resident in one of the provinces of Canada other than Alberta and:

                  (A) the Units have an acquisition cost to the purchaser of not less than Cdn. $150,000 paid in cash at the time of the trade; and

                  (B) the purchaser is not a person created or being used solely to purchase or hold securities in reliance on this exemption;

      (c)   the purchaser has been notified through this document that:

            (i) the following information will be provided to one or more of the Canadian securities regulatory authorities:

                  A. the full name, address and telephone number of the purchaser;

                  B.    the number and type of Units purchased by the purchaser;

                  C. the total purchase price for the Units, expressed in Canadian dollars;

                  D.    the Canadian statutory exemption relied upon; and

                  E.    the date of distribution of the Units,

                  (collectively, the information described in A. through E. is called the "Information");

            (ii)  the   Information  is  being   collected   indirectly  by  the
                  applicable Canadian securities regulatory authority under the authority granted to it in securities legislation;

            (iii) the  Information  is being  collected  for the purposes of the administration and enforcement of the applicable Canadian securities legislation; and

            (iv) the title, business address and business telephone number of the public official in Ontario, who can answer questions about the Ontario Securities Commission's indirect collection of the information is:

                   Administrative Assistant to the Director of Corporate Finance Ontario Securities Commission
                   Suite 1903, Box 5520 Queen Street West
                   Toronto, Ontario M5H 3S8
                   Tel: (416) 593-8086;

      (d)   the  purchaser  has   authorized   and  consented  to  the  indirect
            collection of the Information by the applicable Canadian securities regulatory authorities; and

      (e) the purchaser has reviewed and acknowledges the terms referred to above under the heading "Resale Restrictions".

Rights of Action

      The following statutory rights of action for damages or rescission are available to purchasers of Units in Ontario, New Brunswick, Nova Scotia and Saskatchewan.

      Ontario. If this Canadian Private Placement Memorandum contains an untrue statement of a material fact or omits to state a material fact that is required to be stated or is necessary in order to make any statement herein not misleading in light of the circumstances in which it is made (herein called a "misrepresentation"), purchasers resident in Ontario who purchase Units during the period of distribution, without regard to whether the purchaser relied on the misrepresentation (if it was a misrepresentation at the time of purchase) will have a statutory right of action for damages, or, while still the owner of the Units, for rescission, against the Trust. This statutory right of action is subject to the following:

      (a) if the purchaser elects to exercise the right of action for rescission, the purchaser will have no right of action for damages against the Trust;

      (b) no action may be commenced to enforce a right of action for rescission more than 180 days after the date on which payment for the Units is made by the purchaser; =====

      (c) no action may be commenced to enforce a right of action for damages after the earlier of (i) 180 days after the purchaser of the Units first had knowledge of the facts giving rise to the cause of action and (ii) three years after the date on which payment for the Units is made by the purchaser;

      (d) The Trust will not be liable if it proves that the purchaser purchased the Units with knowledge of the misrepresentation;

      (e) in the case of an action for damages, the Trust will not be liable for all or any portion of the damages that it proves do not represent the depreciation in value of the Units as a result of the misrepresentations relied upon; and

      (f) in no case will the amount recoverable in such action exceed the price at which the Units were sold to the purchaser.

      The rights described above are applicable to a purchaser resident in Ontario unless the purchaser is:

      (g)   a Canadian financial institution, meaning either:

            (i) an association governed by the Cooperative Credit Associations Act (Canada) or a central cooperative credit society for which an order has been made under section 473(1) of that Act; or

            (ii) a bank, loan corporation, trust company, trust corporation, insurance company, treasury branch, credit union, caisse populaire, financial services corporation or league that, in each case, is authorized by an enactment of Canada or a jurisdiction of Canada to carry on business in Canada or a jurisdiction in Canada;

      (h)   a Schedule  III bank,  meaning an  authorized  foreign bank named in
            Schedule III of the Bank Act (Canada);

      (i) the Business Development Bank of Canada incorporated under the Business Development Bank of Canada Act (Canada); or

      (j)   a subsidiary  of any person  referred to in  paragraphs  (a), (b) or
            (c), if the person owns all of the voting securities of the subsidiary, except the voting securities required by law to be owned by the directors of the subsidiary.

      The statutory rights of action described above are in addition to and without derogation from any other right or remedy that the purchaser might have at law.

      New Brunswick. Section 150 of the Securities Act (New Brunswick) provides that where an offering memorandum (such as this Canadian Private Placement Memorandum) contains a misrepresentation as defined in the Securities Act (New Brunswick), a purchaser who purchases securities shall be deemed to have relied on the misrepresentation if it was a misrepresentation at the time of purchase and: (a) the purchaser has a right of action for damages against the Trust and any selling security holder(s) on whose behalf the distribution is made, or (b) where the purchaser purchased the securities from a person referred to in paragraph (a), the purchaser may elect to exercise a right of rescission against the person, in which case the purchaser shall have no right of action for damages against the person.

      This statutory right of action is available to a New Brunswick purchaser whether or not such purchaser relied on the misrepresentation. However, there are various defences available to the Trust and the selling security holder(s). In particular, no person will be liable for a misrepresentation if such person proves that the purchaser purchased the securities with knowledge of the misrepresentation when the purchaser purchased the securities. Moreover, in an action for damages, the amount recoverable will not exceed the price at which the securities were offered under the offering memorandum and any defendant will not be liable for all or any part of the damages that the defendant proves do not represent the depreciation in value of the security as a result of the misrepresentation.

      If the purchaser intends to rely on the rights described in (a) or (b) above, such purchaser must do so within strict time limitations. The purchaser must commence its action to cancel the agreement within 180 days after the date of the transaction that gave rise to the cause of action. The purchaser must commence its action for damages within the earlier of: (a) one year after the purchaser first had knowledge of the facts giving rise to the cause of action; or (b) six years after the date of the transaction that gave rise to the cause of action.

      Nova Scotia. Section 138 of the Securities Act (Nova Scotia) provides purchasers of securities offered pursuant to an offering memorandum with a statutory right of action for damages or rescission. If this Canadian Private Placement Memorandum or any amendment thereto or any advertising or sales literature (as defined in the Securities Act (Nova Scotia)) contains a misrepresentation, any purchaser to whom this Canadian Private Placement Memorandum or any amendment thereto or any such advertising sales or literature has been sent or delivered and who purchases a security referred to herein or therein, is deemed to have relied on such misrepresentation if it was a misrepresentation at the time of purchase and has, subject as hereinafter provided, a statutory right of action for damages against the seller (including an issuer where the securities are distributed by the Trust), every director of the seller at the time of the offering memorandum, and every person who signed the offering memorandum or the purchaser may elect instead to exercise a statutory right of rescission against the seller in which case the purchaser has no right of action for damages against the seller or persons who signed the Canadian Private Placement Memorandum. The foregoing is subject to certain limitations including the following:

      (a) advertising or sales literature is deemed not to contain a misrepresentation unless the advertising or sales literature contains an untrue statement of a material fact or omits to state a material fact that is required to be stated or that it is necessary in order to make any statement contained herein or therein not misleading in light of the circumstances in which it was made;

      (b) in an action for rescission or damages, no person or company will be held liable if it proves the purchaser purchased the securities with knowledge of the misrepresentation;

      (c) in an action for damages, the seller will not be liable for all or any portion of such damages that it proves do not represent the depreciation in value of the securities as a result of the misrepresentation relied upon; and

      (d) in no case will the amount recoverable under this right of action exceed the price at which the securities were offered.

      In addition, no person or company other than the Trust is liable if the person or company proves that:

      (e) the Canadian Private Placement Memorandum or an amendment to the Canadian Private Placement Memorandum was sent or delivered to the purchaser without the person's or company's knowledge or consent and that, on becoming aware of its delivery, the person or company gave reasonable general notice that it was delivered without the person's or company's knowledge or consent;

      (f) after delivery of the Canadian Private Placement Memorandum or an amendment thereto and before the purchase of the securities by the purchaser, on becoming aware of any misrepresentation in the Canadian Private Placement Memorandum or an amendment thereto, the person or company withdrew the person's or company's consent to the Canadian Private Placement Memorandum or amendment thereto, and gave reasonable general notice of the withdrawal and the reason therefor; or

      (g) with respect to any part of the Canadian Private Placement Memorandum or an amendment thereto purporting (i) to be made on the authority of an expert or (ii) to be a copy of, or an extract from, a report, an opinion or a statement of an expert, the person or company had no reasonable grounds to believe and did not believe that (x) there had been a misrepresentation or (y) the relevant part of the Canadian Private Placement Memorandum or amendment thereto
            (A) did not fairly represent the report, opinion or statement of the expert or (B) was not a fair copy of, or an extract from, the report, opinion or statement of the expert.

      Furthermore, no person or company other than the Trust is liable with respect to any part of the Canadian Private Placement Memorandum or amendment thereto not purporting (a) to be made on the authority of an expert; or (b) to be a copy of, or an extract from, a report, opinion or statement of an expert, unless, in either case, the person or company (i) failed to conduct a reasonable investigation to provide reasonable grounds for a belief that there had been no misrepresentation or (ii) believed that there had been a misrepresentation.

      The right of action described is in addition to and without derogation from any other right or remedy available to the purchaser at law.

      Pursuant to section 146 of the Securities Act (Nova Scotia), no action may be commenced to enforce the right of action described above more than 120 days after the date on which payment was made for the securities or after the date on which the initial payment for the securities was made where payments subsequent to the initial payment are made pursuant to a contractual commitment assumed before, or concurrently with, the initial payment.

      Saskatchewan. Section 138 of The Securities Act, 1988 (Saskatchewan), as amended (the "Saskatchewan Act") provides that where an offering memorandum (such as this Canadian Private Placement Memorandum) or any amendment to it is sent or delivered to a purchaser and it contains a misrepresentation (as defined in the Saskatchewan Act), a purchaser who purchases securities covered by the Canadian Private Placement Memorandum or any amendment to it is deemed to have relied upon that misrepresentation, if it was a misrepresentation at the time of purchase, and has a right of action for rescission against the Trust or a selling security holder on whose behalf the distribution is made or has a right of action for damages against:

      (a) The Trust or a selling security holder on whose behalf the distribution is made;

      (b) every promoter and director of the Trust or the selling security holder, as the case may be, at the time the Canadian Private Placement Memorandum or any amendment to it was sent or delivered;

      (c) every person or company whose consent has been filed respecting the offering, but only with respect to reports, opinions or statements that have been made by them;

      (d) every person who or company that, in addition to the persons or companies mentioned in (a) to (c) above, signed the Canadian Private Placement Memorandum or the amendment to the Canadian Private Placement Memorandum; and

      (e) every person who or company that sells securities on behalf of the Trust or selling security holder under the Canadian Private Placement Memorandum or amendment to the Canadian Private Placement Memorandum.

Such rights of rescission and damages are subject to certain limitations including the following:

      (f) if the purchaser elects to exercise its right of rescission against the Trust or selling security holder, it shall have no right of action for damages against that party;

      (g) in an action for damages, a defendant will not be liable for all or any portion of the damages that he, she or it proves do not represent the depreciation in value of the securities resulting from the misrepresentation relied on;

      (h) no person or company, other than the issuer or a selling security holder, will be liable for any part of the Canadian Private Placement Memorandum or any amendment to it not purporting to be made on the authority of an expert and not purporting to be a copy of, or an extract from, a report, opinion or statement of an expert, unless the person or company failed to conduct a reasonable investigation sufficient to provide reasonable grounds for a belief that there had been no misrepresentation or believed that there had been a misrepresentation;

      (i) in no case shall the amount recoverable exceed the price at which the securities were offered; and

      (j) no person or company is liable in an action for rescission or damages if that person or company proves that the purchaser purchased the securities with knowledge of the misrepresentation.

In addition, no person or company, other than the Trust or selling security holder, will be liable if the person or company proves that:

      (k) the Canadian Private Placement Memorandum or any amendment to it was sent or delivered without the person's or company's knowledge or consent and that, on becoming aware of it being sent or delivered, that person or company gave reasonable general notice that it was so sent or delivered; or

      (l) with respect to any part of the Canadian Private Placement Memorandum or any amendment to it purporting to be made on the authority of an expert, or purporting to be a copy of, or an extract from, a report, an opinion or a statement of an expert, that person or company had no reasonable grounds to believe and did not believe that there had been a misrepresentation, the part of the Canadian Private Placement Memorandum or any amendment to it did not fairly represent the report, opinion or statement of the expert, or was not a fair copy of, or an extract from, the report, opinion or statement of the expert.

Not all defences upon which we or others may rely are described herein. Please refer to the full text of the Saskatchewan Act for a complete listing.

Similar  rights of action for damages  and  rescission  are  provided in section
138.1 of the Saskatchewan Act in respect of a misrepresentation in advertising and sales literature disseminated in connection with an offering of securities.

Section 138.2 of the Saskatchewan Act also provides that where an individual makes a verbal statement to a prospective purchaser that contains a misrepresentation relating to the securities purchased and the verbal statement is made either before or contemporaneously with the purchase of the securities, the purchaser is deemed to have relied on the misrepresentation, if it was a misrepresentation at the time of purchase, and has a right of action for damages against the individual who made the verbal statement.

Section 141(1) of the Saskatchewan Act provides a purchaser with the right to void the purchase agreement and to recover all money and other consideration paid by the purchaser for the securities if the securities are sold in contravention of the Saskatchewan Act, the regulations to the Saskatchewan Act or a decision of the Saskatchewan Financial Services Commission.

Section 141(2) of the Saskatchewan Act also provides a right of action for rescission or damages to a purchaser of securities to whom an Canadian Private Placement Memorandum or any amendment to it was not sent or delivered prior to or at the same time as the purchaser enters into an agreement to purchase the securities, as required by Section 80.1 of the Saskatchewan Act.

The rights of action for damages or rescission under the Saskatchewan Act are in addition to and do not derogate from any other right which a purchaser may have at law.

Section 147 of the Saskatchewan Act provides that no action shall be commenced to enforce any of the foregoing rights more than:

      (m) in the case of an action for rescission, 180 days after the date of the transaction that gave rise to the cause of action; or

      (n) in the case of any other action, other than an action for rescission, the earlier of:

            (i) one year after the plaintiff first had knowledge of the facts giving rise to the cause of action; or

            (ii) six years after the date of the transaction that gave rise to the cause of action.

The  Saskatchewan  Act also  provides a  purchaser  who has  received an amended
Canadian Private Placement Memorandum delivered in accordance with subsection 80.1(3) of the Saskatchewan Act has a right to withdraw from the agreement to purchase the securities by delivering a notice to the person who or company that is selling the securities, indicating the purchaser's intention not to be bound by the purchase agreement, provided such notice is delivered by the purchaser within two business days of receiving the amended Canadian Private Placement Memorandum.

      Prince Edward Island. The right of action for rescission or damages described herein is conferred by Section 112 of the Securities Act (Prince Edward Island). Section 112 provides, that in the event that this Canadian Private Placement Memorandum contains a "misrepresentation", a purchaser who purchased the Units during the period of distribution, without regard to whether the purchaser relied upon such misrepresentation, has a statutory right of action for damages against the issuer, the selling security holder on whose behalf the distribution is made, every director of the issuer at the date of the Canadian Private Placement Memorandum, and every person who signed the Canadian Private Placement Memorandum. Alternatively, the purchaser while still the owner of the Units may elect to exercise a statutory right of action for rescission against the issuer, or the selling security holder on whose behalf the distribution is made. "Misrepresentation" means an untrue statement of material fact, or an omission to state a material fact that is required to be stated by the Securities Act (Prince Edward Island), or an omission to state a material fact that needs to be stated so that a statement is not false or misleading in light of the circumstances in which it is made. Statutory rights of action for rescission or damages by a purchaser are subject to the following limitations:

      (a) no action shall be commenced to enforce the right of action for rescission by a purchaser, resident in Prince Edward Island, later than 180 days after the date of the transaction that gave rise to the cause of action;

      (b)   in the case of any action other than an action for rescission;

            (i) 180 days after the purchaser first had knowledge of the facts given rise to the cause of action; or

            (ii) three years after the date of the transaction given rise to the cause of action or whichever period expires first;

      (c) no person shall be liable if the person proves that the purchaser purchased the security with knowledge of the misrepresentation;

      (d) i) no person shall be liable if the person proves that the Canadian Private Placement Memorandum was sent to the purchaser without the person's knowledge or consent and that, on becoming aware of it being sent, the person had promptly given reasonable notice to the issuer that it had been sent without the knowledge and consent of the person;

            ii) the person, on becoming aware of the misrepresentation in the Canadian Private Placement Memorandum, had withdrawn the person's consent to the Canadian Private Placement Memorandum and had given reasonable notice to the issuer of the withdrawal and the reason for it; or

            iii) with respect to any part of the Canadian Private Placement Memorandum purporting to be made on the authority of an expert or purporting to be a copy of, or an extract from, a report, statement or opinion of an expert, the person had no reasonable grounds to believe, and did not believe that;

                  (A)   there had been a misrepresentation, or

                  (B) the relevant part of the Canadian Private Placement Memorandum

                        a) did not fairly represent the report, statement or opinion of the expert, or

                        b) was not a fair copy of, or an extract from, the report, statement, or opinion of the expert.

      If the purchaser elects to exercise a right of action for rescission, the purchaser shall have no right of action for damages.

      In no case shall the amount recoverable in any action exceed the price at which the Units were offered to the purchaser.

      In an action for damages, the defendant shall not be liable for any damages that the defendant proves do not represent the depreciation in value of the Units as a result of the misrepresentation.

      The foregoing statutory right of action for rescission or damages conferred is in addition to and without derogation from any other right the purchaser may have at law.

      Manitoba. Pursuant to section 141.1(1) of the Securities Act (Manitoba) (the "Manitoba Act"), where this Canadian Private Placement Memorandum, or any amendment to this Canadian Private Placement Memorandum, is sent or delivered to a purchaser in the Province of Manitoba and such document contains a misrepresentation, a purchaser who purchases Units offered by this Canadian Private Placement Memorandum or any amendment to this Canadian Private Placement Memorandum is deemed to have relied on that misrepresentation, if it was a misrepresentation at the time of purchase and, subject to the defenses described in the Manitoba Act, has:

      (a)   a right of action for damages against:

            (i)   the Trust;

            (ii) every director of the Trust at the date of this Canadian Private Placement Memorandum or any amendment to this Canadian Private Placement Memorandum; and

            (iii) every  person or company  who  signed  this  Canadian  Private
                  Placement Memorandum or any amendment to this Canadian Private Placement Memorandum; and

      (b)   a right of rescission against the Trust;

provided that:

      (c)   no person or company is liable if the person or company  proves that
            the   purchaser   purchased   the  Units  with   knowledge   of  the
            misrepresentation;

      (d) in an action for damages, the defendant is not liable for all or any portion of the damages that he, she or it proves do not represent the depreciation in value of the Units resulting from the misrepresentation relied on; and

      (e) in no case shall the amount recovered exceed the price at which the Units were offered to the public.

      Where a purchaser elects to exercise a right of rescission against the Trust, the purchaser shall have no right of action for damages against the Trust or against a person or company referred to in (a)(ii) or (iii) above.

      No person or company is liable:

      (f) if the person or company proves that this Canadian Private Placement Memorandum or any amendment to this Canadian Private Placement Memorandum was sent without the person's or company's knowledge or consent and that, after becoming aware of its being sent, the person or company promptly gave reasonable notice to the Trust that it was so sent;

      (g) if the person or company proves that after becoming aware of any misrepresentation in this Canadian Private Placement Memorandum or any amendment to this Canadian Private Placement Memorandum, the person or company withdrew the person's or company's consent to it and gave reasonable notice to the Trust of the person's or company's withdrawal and the reason for it;

      (h) if the person or company proves that with respect to any part of this Canadian Private Placement Memorandum or of any amendment to this Canadian Private Placement Memorandum purporting to be made on the authority of an expert or purporting to be a copy of or an extract from a report, opinion or statement of an expert, the person or company had no reasonable grounds to believe and did not believe that:

            (i)   there had been a misrepresentation; or

            (ii)  the  relevant   part  of  this  Canadian   Private   Placement
                  Memorandum or of the amendment to this Canadian Private Placement Memorandum:

                  (A)   did  not  fairly   represent  the  report,   opinion  or
                        statement of the expert; or

                  (B) was not a fair copy of or extract from the report, opinion or statement of the expert; or

      (i)   with  respect  to  any  part  of  this  Canadian  Private  Placement
            Memorandum or of the amendment to this Canadian Private Placement Memorandum not purporting to be made on an expert's authority and not purporting to be a copy of, or an extract from, the expert's report, opinion or statement, unless the person or company:

            (i) did not conduct an investigation, sufficient to provide reasonable grounds for a belief that there had been no misrepresentation; or

            (ii)  believed that there had been a misrepresentation.

      Pursuant to section 141.4 of the Manitoba Act, but subject to the other provisions thereof, no action shall be commenced to enforce any of the foregoing rights more than:

      (j) in the case of an action for rescission, 180 days from the date of the transaction that gave rise to the cause of action, or

      (k)   in the case of an action for damages, the earlier of:

            (i) 180 days after the date that the plaintiff first had knowledge of the facts giving rise to the cause of action, or

            (ii) two years after the date of the transaction that gave rise to the cause of action.

      In an action for damages, the Trust shall not be liable for all or any part of the damages that the Trust proves do not represent the depreciation in value of the Units as a result of the misrepresentation relied upon.

      The rights of action for rescission or damages under the Manitoba Act are in addition to and do not derogate from any other right that the purchaser may have at law.

      The foregoing summaries are subject to the express provisions of the Securities Act (Ontario), Securities Act (New Brunswick), the Securities Act (Nova Scotia), the Securities Act (Saskatchewan), the Securities Act (Prince Edward Island) and the Securities Act (Manitoba), and the regulations thereunder and reference is made thereto for the complete text of such provisions.

Enforcement of Legal Rights

The Trust is located outside of Canada and, as a result, it may not be possible for Canadian purchasers to effect service of process within Canada upon the Trust. All or a substantial portion of the assets of the Trust is located outside of Canada and, as a result, it may not be possible to satisfy a judgment against the Trust in Canada or to enforce a judgment obtained in Canadian courts against the Trust outside of Canada.

Taxation and Eligibility for Investment

Canadian purchasers of the Units should consult their own legal and tax advisers with respect to the tax consequences of an investment in the Units in their particular circumstances and with respect to the eligibility of the Units for investment by the purchaser under applicable laws.

Language of Documents

You acknowledge that it is your express wish that all documents evidencing or relating in any way to the sale of the Units will be drawn in the English language only. Vous reconnaissez par les presentes que c'est votre volonte expresse que tous les documents faisant foi ou se rapportant de quelque maniere e la vente des actions decrites aux presentes soient rediges en anglais seulement.